Commitments and Contingencies (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Advance, Unfunded	$ 87,500
Advances, gross	35,400
Funding commitments	$ 18,386	$ 19,509
Number of loans repurchased and written off | loan	49
Loan repurchased and written off	$ 1,100
Liability for loans repurchased	800	$ 100
Maximum potential amount of undiscounted future payments	$ 92,100